Other Operating (Expense) Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Operating (Expense) Income, Net [Line Items]
Other operating income	$ 993	$ (624)	$ (461)
Other Operating [Member]
Other Operating (Expense) Income, Net [Line Items]
Other operating income		$ 600	$ 500
Novio Gendix [Member]
Other Operating (Expense) Income, Net [Line Items]
Other operating income	700
GPS Earnout [Member]
Other Operating (Expense) Income, Net [Line Items]
Other operating income	$ 300